Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (2,211,646)	$ 1,165,819	$ 1,807,728
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	377,938	322,132	263,059
Provision for inventory impairment	27,321
Amortization of right-of-use assets	394,154	153,754	157,108
Provision for expected credit loss	603,861	301,973	115,634
Loss on disposal of property and equipment		5,523
Unrealized loss on digital assets held	18,787
Losses on equity investments	50,975
Gains on disposal of items of right-of-use assets	(6,444)
Changes in operating assets and liabilities:
Accounts receivable	783,546	(4,158,857)	(5,983,398)
Inventories	(1,727,748)	1,553,810	4,904,689
Due from related parties	(4,746,036)
Due to related parties	2,250,864
Notes receivable	(241,004)	367,861	(124,973)
Prepaid expenses and other current assets	(3,684,042)	1,831,587	4,850,467
Deferred tax assets	(28,961)
Accounts payable	2,988,792	(1,240,765)	(622,707)
Other payables	2,785,490	218,711	30,365
Contract liabilities	3,177,572	1,894,110	(6,559,743)
Tax payables	314,246	384,575	1,673,045
Notes payable	2,113,654	(1,036,580)	208,188
Lease liabilities	(368,379)	(166,567)	(170,201)
Net Cash Provided by Operating Activities	2,872,940	1,597,086	549,261
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(465,357)	(239,820)	(303,410)
Purchase of digital assets	(50,000)
Purchases of equity investments	(2,943,636)
Purchase of intangible assets		(165,528)	(1,965,343)
Advances made to related parties	(1,472,950)
Collection from related parties	128,122
Downpayment for investment		(4,029,377)
Net Cash Used in Investing Activities	(4,803,821)	(4,434,725)	(2,268,753)
CASH FLOWS FROM FINANCING ACTIVITIES
Gross proceeds from initial public offering	8,000,000
Payments related to initial public offering	(1,567,720)
Proceeds from borrowings	1,729,771	5,132,599	2,446,009
Repayment of borrowings	(2,451,794)	(4,807,987)	(1,279,532)
Borrowings from related parties	3,105,579	1,943,597	2,401,288
Repayment of borrowings to related parties	(394,915)	(263,980)	(38,118)
Capital contribution from non-controlling interest	55,819		(6,650)
Dividends paid to non-controlling interest	(279,220)	(138,806)
Net Cash Provided by Financing Activities	8,197,520	1,865,423	3,522,997
Effect of exchange rate changes on cash, cash equivalents and restricted cash	40,577	208,727	(169,850)
Net change in cash and cash equivalents and restricted cash	6,307,216	(763,489)	1,633,655
Cash and cash equivalents and restricted cash at beginning of the year	5,166,851	5,930,340	4,296,685
Cash and cash equivalents and restricted cash at end of the year	11,474,067	5,166,851	5,930,340
Supplemental disclosure of cash flow information:
Cash paid for income taxes	3,237	32,200	43,459
Cash paid for interest expenses	124,416	202,693	88,728
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for new operating lease liabilities	1,995,571
Disposal of an unpaid-in subsidiary	139,610
Acquisition of equity investment through settlement of downpayment for investment	$ 3,954,995